Consolidated Statement of Cash Flows (Unaudited) - AUD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Payments to suppliers and employees	$ (7,385,267)	$ (7,424,156)
R&D tax incentive refund		4,824,880
Interest paid		(2,474)
COVID-19 government relief	53,564
Interest received	1,397	16,124
Net cash (outflow) from operating activities	(7,330,306)	(2,585,626)
Cash flows from investing activities
Payments for property, plant and equipment	(2,494)	(7,499)
Net cash (outflow) from investing activities	(2,494)	(7,499)
Cash flows from financing activities
Proceeds from issues of shares and other equity securities	36,562,055	372,506
Transaction costs relating to issue of equity	(2,372,505)	(83,090)
Principle elements of lease payments	(24,249)	(45,325)
Net cash inflow from financing activities	34,165,301	244,091
Net increase (decrease) in cash and cash equivalents	26,832,501	(2,349,034)
Cash and cash equivalents at the beginning of the financial year	9,196,892	14,399,904
Effects of exchange rate changes on cash and cash equivalents	(987,215)	127,825
Cash and cash equivalents at end of period	$ 35,042,178	$ 12,178,695